Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 336	$ 446
Current liabilities	(15)	(17)
Noncurrent liabilities - Pension and other postretirement benefits	(733)	(707)
Pensions [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	336	446
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(521)	(477)
Total amount recognized	(185)	(31)
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(15)	(17)
Noncurrent liabilities - Pension and other postretirement benefits	(212)	(230)
Total amount recognized	$ (227)	$ (247)